MANAGER AND FOUNDER
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   CITIZENS INVESTMENT ADVISORS,
   A DEPARTMENT OF CITIZENS BANK
   OF RHODE ISLAND
   One Citizens Plaza
   Providence, Rhode Island 02903

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Vernon R. Alden
   Paul Y. Clinton
   David A. Duffy
   William J. Nightingale
   John J. Partridge
   Cornelius T. Ryan
   J. William Weeks

OFFICERS
   Diana P. Herrmann, President
   Stephen J. Caridi, Senior Vice President
   Rose F. Marotta, Chief Financial Officer
   Joseph P. DiMaggio, Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   111Polaris Parkway
   Columbus, Ohio  43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT

DECEMBER 31, 2002

                          A TAX-FREE INCOME INVESTMENT

[Logo of Narragansett Insured Tax-Free Income Fund: rectangle with profile view of a sailboat on top of waves and three seagulls flying above it]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILA(SM) GROUP OF FUNDS



[Logo of Narragansett Insured Tax-Free Income Fund: rectangle with profile view of a sailboat on top of waves and three seagulls flying above it]

              SERVING RHODE ISLAND INVESTORS FOR MORE THAN A DECADE

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

                               SEMI-ANNUAL REPORT

                         "CONSISTENT TAX-FREE DIVIDENDS"


                                                               February 13, 2003
Dear Fellow Shareholder:

      If you happen to have read the January "Thought For The Month," you will remember that it, too, talked about consistent tax-free* dividends. We feel it is important to highlight this concept again since it is the very basis of the Fund.

MEETING THE NEEDS OF SHAREHOLDERS

      You probably won't be surprised to learn that a large percentage of shareholders in Narragansett Insured Tax-Free Income Fund are pre-retirees or retirees who depend on monthly income to meet their living expenses. Thus, Narragansett Insured Tax-Free Income Fund's objective of providing "as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital" is "just what the doctor ordered" for many of our shareholders.

      Since Narragansett Insured Tax-Free Income Fund's inception in September, 1992, shareholders have been the beneficiaries of dividends that have been paid each and every month. And, since we fully recognize that our shareholders depend on this income, we purposefully arrange to have the number of days for each dividend payment fluctuate only slightly from month to month. In this way, we provide you with as consistent a level of income as possible.

      And, since these dividends are not only consistent, but also tax-free, you and our other shareholders get to utilize the full purchasing power of every dollar earned. (As you know, with a taxable investment, 20% or more of each dividend dollar could be eaten away by state and Federal taxes.) For those shareholders who are on a fixed income, these additional dollars which stay in your own pocket - instead of going toward taxes - could prove to be extremely beneficial to you.

STABILITY OF YOUR CAPITAL

      The other significant need of our shareholders that we meet besides providing consistent tax-free dividends, is managing the Fund so that its share price remains relatively stable.** Following is the Class A share price of Narragansett Insured Tax-Free Income Fund for the past three semi-annual report periods. As you will note, the share price of the Fund did fluctuate somewhat as interest rates changed over the period. However, the total fluctuation over this period was only $0.48, or approximately 4.75% - a slight variance when compared to other investments you might have made over this same time period.

              December 31, 2002                             $10.70
              December 31, 2001                             $10.22
              December 31, 2000                             $10.29

PORTFOLIO CHARACTERISTICS

      In order to ensure that Narragansett Insured Tax-Free Income Fund's objective of capital preservation and steady tax-free income is accomplished, the Fund employs very distinct techniques in the construction of the Fund's portfolio.

      To the maximum extent possible, we strive to make certain that there are no "surprises" with any of the securities in the Fund's portfolio. To help limit the degree of uncertainty, our knowledgeable Rhode Island-based portfolio manager constructs the Fund's portfolio with high quality, intermediate maturity and geographic diversification in mind.

      As we have pointed out before, municipal securities have various credit ratings which attempt to measure the safety that the securities represent. With Narragansett Insured Tax-Free Income Fund, we specifically limit the credit ratings to those within the TOP category - AAA. And, we very carefully monitor the quality characteristics of each investment once it is in the portfolio.

      Another technique we use in the construction of the overall portfolio to help keep a stable share price is a laddering of maturity levels with the various municipal securities that we purchase. As you know, long-term bonds tend to produce a higher return than short-term bonds. However, such longer maturity bonds also experience a higher degree of volatility in their price.

      Therefore, for Narragansett Insured Tax-Free Income Fund's portfolio, we include both short-term and long-term bonds, so that the overall average of these maturities run at an intermediate level. In this way, we can capture a substantial amount of income available from the bonds, but avoid any undue level of price volatility.

DIVERSIFICATION OF THE PORTFOLIO

      We also employ diversification in the construction of the Fund's portfolio
- both in terms of project type as well as geographic characteristics. We strive to include in the portfolio securities representing locations throughout Rhode Island and all types of public purpose projects. In this way, we can assure ourselves that no one project or area of the State can have any significant adverse influence upon your investment in the Fund.

APPRECIATION

      With the stock market being so tumultuous over the past several years, we hope that you and our other shareholders are comforted by the fact that Narragansett Insured Tax-Free Income Fund is still meeting its objective - just as it has from day one. Your continued confidence in the Fund through your investment is greatly appreciated. We will continually strive to do what is necessary to merit the confidence you have placed in us.

                                          Sincerely,

/s/  Diana P. Herrmann
----------------------
Diana P. Herrmann
President


/s/  Lacy B. Herrmann
---------------------
Lacy B. Herrmann
Chairman of the Board of Trustees

* For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

** Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                                                                        RATING
    FACE                                                                             MOODY'S, S&P
   AMOUNT     GENERAL OBLIGATION BONDS (52.9%)                                         OR FITCH         VALUE
-----------   ------------------------------------------------------------------     -------------   ------------
              Central Falls, Rhode Island
$   500,000      4.900%, 11/15/05 MBIA Insured .................................       Aaa+/AAA++    $    515,970
    500,000      5.200%, 11/15/09 MBIA Insured .................................       Aaa+/AAA++         511,885
              Coventry Rhode Island
    550,000      5.000%, 11/01/16 AMBAC Insured ................................       Aaa+/AAA++         589,187
    550,000      5.000%, 11/01/17 AMBAC Insured ................................       Aaa+/AAA++         585,063
              Cranston, Rhode Island
    300,000      5.500%, 06/15/07 MBIA Insured .................................       Aaa+/AAA++         334,875
    500,000      5.450%, 11/15/11 FGIC Insured .................................       Aaa+/AAA++         561,875
              Cumberland, Rhode Island
    345,000      5.500%, 09/01/06 MBIA Insured .................................       Aaa+/AAA++         361,808
    500,000      5.000%, 08/01/15 MBIA Insured .................................       Aaa+/AAA++         544,375
  1,255,000      5.000%, 10/01/18 MBIA Insured .................................       Aaa+/AAA++       1,317,750
  1,040,000      5.200%, 10/01/21 MBIA Insured .................................       Aaa+/AAA++       1,085,500
              Lincoln, Rhode Island
    400,000      5.100%, 01/15/06 MBIA Insured .................................       Aaa+/AAA++         422,896
    400,000      5.200%, 08/15/06 MBIA Insured .................................       Aaa+/AAA++         409,224
  1,000,000      5.500%, 08/15/10 MBIA Insured .................................       Aaa+/AAA++       1,023,290
    250,000      5.750%, 08/01/15 FGIC Insured .................................       Aaa+/AAA+++        277,187
              Narragansett, Rhode Island
    300,000      5.100%, 09/15/06 MBIA Insured .................................       Aaa+/AAA++         306,366
  1,000,000      5.300%, 09/15/08 MBIA Insured .................................       Aaa+/AAA++       1,021,280
              Newport, Rhode Island
    250,000      4.900%, 05/15/06 FGIC Insured .................................       Aaa+/AAA++         265,313
    500,000      5.000%, 05/15/07 FGIC Insured .................................       Aaa+/AAA++         533,125
    150,000      6.550%, 08/15/07 MBIA Insured .................................       Aaa+/AAA++         152,303
    500,000      5.100%, 05/15/08 FGIC Insured .................................       Aaa+/AAA++         530,625
  1,000,000      4.500%, 11/01/15 AMBAC Insured ................................       Aaa+/AAA++       1,041,250
  1,000,000      4.750%, 11/01/18 AMBAC Insured ................................       Aaa+/AAA++       1,038,750
    800,000      5.000%, 11/01/20 AMBAC Insured ................................       Aaa+/AAA+++        837,000
              New Shoreham Rhode Island
    245,000      4.000%, 11/15/15 AMBAC Insured ................................       AAA++/AAA+++       245,306
    255,000      4.250%, 11/15/16 AMBAC Insured ................................       AAA++/AAA+++       258,187
    270,000      4.250%, 11/15/17 AMBAC Insured ................................       AAA++/AAA+++       271,350
    910,000      4.800%, 04/15/18 AMBAC Insured ................................       AAA++/AAA+++       952,087
    285,000      4.500%, 11/15/18 AMBAC Insured ................................       AAA++/AAA+++       290,344
  1,105,000      5.000%, 04/15/22 AMBAC Insured ................................       AAA++/AAA+++     1,139,531
              North Providence, Rhode Island



$   400,000      5.700%, 07/01/08 MBIA Insured..................................       Aaa+/AAA++    $    467,500
    500,000      4.700%, 09/15/14 FSA Insured...................................       Aaa+/AAA+++        529,375
              Pawtucket, Rhode Island
    310,000      5.625%, 04/15/07 FGIC Insured..................................       Aaa+/AAA++         320,060
    500,000      5.750%, 04/15/09 FGIC Insured..................................       Aaa+/AAA++         516,395
    600,000      4.300%, 09/15/09 AMBAC Insured.................................       Aaa+/AAA+++        644,250
    795,000      3.500%, 04/15/10, AMBAC Insured................................       Aaa+/AAA+++        806,925
    250,000      4.400%, 09/15/10 AMBAC Insured.................................       Aaa+/AAA+++        268,125
    825,000      3.500%, 04/15/11 AMBAC Insured.................................       Aaa+/AAA+++        823,969
    850,000      3.625%, 04/15/12 AMBAC Insured.................................       Aaa+/AAA+++        850,000
    880,000      3.750%, 04/15/13 AMBAC Insured.................................       Aaa+/AAA+++        878,900
    910,000      4.000%, 04/15/14 AMBAC Insured.................................       Aaa+/AAA+++        917,962
              Providence, Rhode Island
    700,000      5.500%, 01/15/11 FSA Insured...................................       Aaa+/AAA++         780,500
  1,925,000      5.200%, 04/01/11 AMBAC Insured.................................       Aaa+/AAA+++      2,136,750
  1,000,000      5.000%, 01/15/16 FGIC Insured..................................       Aaa+/AAA++       1,066,250
  1,000,000      5.000%, 01/15/17 FGIC Insured..................................       Aaa+/AAA++       1,060,000
  1,000,000      5.000%, 01/15/18 FGIC Insured..................................       Aaa+/AAA++       1,053,750
              East Providence, Rhode Island
    500,000      5.400%, 05/15/07 MBIA Insured..................................       Aaa+/AAA++         546,875
              Scituate Rhode Island
    375,000      5.500%, 04/01/09 MBIA Insured..................................       Aaa+/AAA++         386,400
              State of Rhode Island
  1,000,000      5.000%, 07/15/05 FGIC Insured..................................       Aaa+/AAA++       1,081,250
  1,000,000      5.125%, 07/15/11 FGIC Insured..................................       Aaa+/AAA++       1,090,000
  4,000,000      5.000%, 08/01/14 FGIC Insured..................................       Aaa+/AAA++       4,310,000
  1,500,000      5.000%, 09/01/15 FGIC Insured..................................       Aaa+/AAA++       1,601,250
  2,000,000      5.250%, 11/01/17 FGIC Insured..................................       Aaa+/AAA++       2,167,500
  2,500,000      5.000%, 09/01/18 MBIA Insured..................................       Aaa+/AAA++       2,643,750
  2,000,000      5.000%, 09/01/19 MBIA Insured..................................       Aaa+/AAA++       2,097,500
  1,500,000      5.000%, 09/01/20 MBIA Insured..................................       Aaa+/AAA++       1,561,875
              Rhode Island Consolidated Capital Development
                 Loan, 1993 Series A
  1,000,000      5.100%, 11/01/13 FGIC Insured..................................       Aaa+/AAA++       1,021,670
              Rhode Island Consolidated Capital Development
                 Loan, Series A



$ 1,000,000      5.000%, 09/01/14 FGIC Insured..................................       Aaa+/AAA++    $  1,072,500
  1,500,000      4.750%, 09/01/17 FGIC Insured..................................       Aaa+/AAA++       1,550,625
              Rhode Island Consolidated Capital Development
                 Loan, Series B
  1,000,000      5.000%, 06/01/14 FGIC Insured..................................       Aaa+/AAA++       1,076,250
  2,000,000      5.000%, 08/01/15 FGIC Insured..................................       Aaa+/AAA++       2,140,000
              South Kingstown, Rhode Island
    400,000      4.900%, 11/15/07 AMBAC Insured.................................       Aaa+/AAA++         411,772
    390,000      5.000%, 03/15/08 MBIA Insured..................................       Aaa+/AAA++         400,717
    390,000      5.050%, 03/15/09 MBIA Insured..................................       Aaa+/AAA++         400,756
    500,000      5.500%, 06/15/12 MBIA Insured..................................       Aaa+/AAA+++        564,375
              Warwick, Rhode Island
    665,000      4.250%, 07/15/14 AMBAC Insured.................................       Aaa+/AAA++         684,950
    195,000      5.600%, 08/01/14 FSA Insured...................................       Aaa+/AAA++         218,888
    700,000      4.375%, 07/15/15 AMBAC Insured.................................       Aaa+/AAA++         721,000
    735,000      4.500%, 07/15/16 AMBAC Insured.................................       Aaa+/AAA++         757,969
    770,000      4.600%, 07/15/17 AMBAC Insured.................................       Aaa+/AAA++         794,063
  1,000,000      5.000%, 03/01/18 FSA Insured...................................       Aaa+/AAA++       1,042,500
    810,000      4.700%, 07/15/18 AMBAC Insured.................................       Aaa+/AAA++         836,325
  1,000,000      5.000%, 01/15/19 FGIC Insured..................................       Aaa+/AAA++       1,047,500
    855,000      4.750%, 07/15/19 AMBAC Insured.................................       Aaa+/AAA++         879,581
    500,000      5.000%, 01/15/20 FGIC Insured..................................       Aaa+/AAA++         521,250
              West Warwick, Rhode Island
    500,000      4.875%, 03/01/16 AMBAC Insured.................................       Aaa+/AAA+++        528,750
    670,000      5.000%, 03/01/17 AMBAC Insured.................................       Aaa+/AAA+++        709,363
    700,000      5.050%, 03/01/18 AMBAC Insured.................................       Aaa+/AAA+++        739,375
    735,000      5.100%, 03/01/19 AMBAC Insured.................................       Aaa+/AAA+++        773,587
              Woonsocket, Rhode Island
    385,000      5.125%, 03/01/11 MBIA Insured..................................       Aaa+/AAA++         394,714
    655,000      4.450%, 12/15/12 FGIC Insured..................................       Aaa+/AAA+++        691,844
    685,000      4.550%, 12/15/13 FGIC Insured..................................       Aaa+/AAA+++        721,819
                                                                                                     ------------
                    Total General Obligation Bonds .............................                       68,732,956
                                                                                                     ------------

              REVENUE BONDS (45.1%)
              ------------------------------------------------------------------

              HIGHER EDUCATION REVENUE BONDS (15.9%)
              ------------------------------------------------------------------
              Providence Rhode Island Pub. Bldg. School &
                 Public Facs. Proj.



$ 1,500,000      5.250%, 12/15/17 AMBAC Insured.................................       Aaa+/AAA++    $  1,620,000
  1,000,000      5.250%, 12/15/19 AMBAC Insured.................................       Aaa+/AAA++       1,066,250
              Rhode Island Health & Education Building Corp.,
                 Board of Governors, 1993 Series A
    450,000      5.300%, 09/15/08 MBIA Insured..................................       Aaa+/AAA++         470,200
              Rhode Island Health & Education Building Corp.,
                 Board of Governors, 1993 Series B
    500,000      5.250%, 09/15/23 MBIA Insured..................................       Aaa+/AAA++         515,770
              Rhode Island Health & Education Building Corp.,
                 Brown University, 1993 Series
  2,000,000      5.250%, 09/01/17 MBIA Insured..................................       Aaa+/AAA+++      2,162,500
  1,000,000      5.000%, 09/01/23 MBIA Insured..................................       Aaa+/AAA++       1,020,000
              Rhode Island Health & Education Building Corp.,
                 Johnson & Wales University, 1992 Series A
    200,000      5.875%, 04/01/05 AMBAC Insured.................................        NR/AAA++          205,950
    150,000      6.375%, 04/01/12 AMBAC Insured.................................        NR/AAA++          154,608
    150,000      5.750%, 04/01/12 AMBAC Insured.................................        NR/AAA++          154,407
              Rhode Island Health & Education Building Corp.,
                 Johnson & Wales University, 1993 Series A
    100,000      5.200%, 04/01/04 AMBAC Insured.................................        NR/AAA++          102,895
    500,000      5.250%, 04/01/16 AMBAC Insured.................................        NR/AAA++          513,260
              Rhode Island Health & Education Building Corp.,
                 Johnson & Wales University, 1999 Series A
    465,000      5.500%, 04/01/15 MBIA Insured..................................       Aaa+/AAA++         530,681
    900,000      5.500%, 04/01/16 MBIA Insured..................................       Aaa+/AAA++       1,030,500
    785,000      5.500%, 04/01/17 MBIA Insured..................................       Aaa+/AAA++         891,956
  2,000,000      5.000%, 04/01/29 MBIA Insured..................................       Aaa+/AAA++       2,030,000
              Rhode Island Health & Education Building Corp.,
                 Providence College, 1993 Series
    300,000      5.600%, 11/01/09 MBIA Insured..................................       Aaa+/AAA++         315,645
    300,000      5.600%, 11/01/10 MBIA Insured..................................       Aaa+/AAA++         315,771
  1,500,000      5.600%, 11/01/22 MBIA Insured..................................       Aaa+/AAA++       1,569,720
              Rhode Island Health & Education Building Corp.,
                 Rhode Island School of Design, 2001Series




$   505,000      4.700%, 06/01/18 MBIA Insured..................................       Aaa+/AAA++     $   522,044
    280,000      4.750%, 06/01/19 MBIA Insured..................................       Aaa+/AAA++         288,050
              Rhode Island Health & Education Building Corp.,
                 Roger Williams University
    500,000      5.125%, 11/15/11 AMBAC Insured.................................       Aaa+/AAA++         551,875
              Rhode Island Health & Education Building Corp.,
                 Roger Williams University, 1996 Series S
  1,000,000      5.500%, 11/15/11 AMBAC Insured.................................        NR/AAA++        1,108,750
  1,000,000      5.125%, 11/15/14 AMBAC Insured.................................       Aaa+/AAA++       1,085,000
  1,000,000      5.000%, 11/15/18 AMBAC Insured.................................       Aaa+/AAA++       1,046,250
              Rhode Island Health & Education Building Corp.,
                 Salve Regina, 1993 Series
    150,000      6.100%, 03/15/06 AMBAC Insured.................................        NR/AAA++          154,242
              Rhode Island St. Health Education Building,
                 Bryant College
  1,000,000      5.125%, 06/01/19 AMBAC Insured.................................       Aaa+/AAA++       1,051,250
    230,000      5.000%, 12/01/21 AMBAC Insured.................................       Aaa+/AAA++         237,475
                                                                                                     ------------
                 Total Higher Education Revenue Bonds ..........................                       20,715,049
                                                                                                     ------------
              MORTGAGE REVENUE MULTI-FAMILY BONDS (0.5%)
              ------------------------------------------------------------------
              Rhode Island Housing & Mortgage Finance Corp.,
                 1995 Series A
    280,000      5.450%, 07/01/04 AMBAC Insured.................................       Aaa+/AAA++         291,200
    290,000      5.550%, 07/01/05 AMBAC Insured.................................       Aaa+/AAA++         307,400
                                                                                                     ------------
                 Total Mortgage Revenue Bonds ..................................                          598,600
                                                                                                     ------------
              WATER AND SEWER REVENUE BONDS (12.6%)
              ------------------------------------------------------------------
              Bristol County Rhode Island Water Authority,
                 1997 Series A
    300,000      5.000%, 12/01/08 MBIA Insured..................................       Aaa+/AAA++         324,750
    750,000      5.250%, 07/01/17 MBIA Insured..................................       Aaa+/AAA++         816,563
              Kent County Water Authority Revenue Bonds,
                 1994 Series A
    250,000      5.700%, 07/15/04 MBIA Insured..................................       Aaa+/AAA++         266,563
              Kent County Water Authority Revenue Bonds,
                 2002 Series A



$   500,000      4.000%, 07/15/12 MBIA Insured..................................        NR/AAA++     $    517,500
  1,055,000      4.150%, 07/15/14 MBIA Insured..................................        NR/AAA++        1,076,100
              Rhode Island Clean Water Finance Agency,
                 Water Pollution Control Bonds Series 2002 B
  4,765,000      4.375%, 10/01/21 MBIA Insured..................................       Aaa+/AAA++       4,705,437
              Rhode Island Clean Water Protection Finance
                 Agency, Series 1999C
  1,000,000      5.125%, 10/01/11 MBIA Insured..................................       Aaa+/AAA++       1,091,250
              Rhode Island Clean Water Protection Finance
                 Agency, Series A
    500,000      4.600% , 10/01/13 AMBAC Insured................................       Aaa+/AAA++         525,000
    500,000      4.750%, 10/01/14 AMBAC Insured.................................       Aaa+/AAA++         525,000
  1,250,000      5.400%, 10/01/15 MBIA Insured..................................       Aaa+/AAA++       1,417,187
  2,000,000      4.750%, 10/01/18 AMBAC Insured.................................       Aaa+/AAA++       2,052,500
    500,000      4.750%, 10/01/20 AMBAC Insured.................................       Aaa+/AAA++         508,125
              Rhode Island Water Resources Board Public
                 Drinking Water Protection Revenue Bond
  1,500,000      4.000%, 03/01/14 MBIA Insured..................................        NR/AAA++        1,518,750
  1,000,000      4.250%, 03/01/15 MBIA Insured..................................        NR/AAA++        1,021,250
                                                                                                     ------------
                 Total Water and Sewer Revenue Bonds ...........................                       16,365,975
                                                                                                     ------------
              DEVELOPMENT REVENUE BONDS (10.9%)
              ------------------------------------------------------------------
              Rhode Island Convention Center Authority, 1993
                 Series A
    500,000      5.400%, 05/15/08 AMBAC Insured.................................       Aaa+/AAA++         517,715
    300,000      5.500%, 05/15/13 AMBAC Insured.................................       Aaa+/AAA++         310,734
  1,000,000      5.000%, 05/15/20 AMBAC Insured.................................       Aaa+/AAA++       1,003,220
  2,000,000      5.000%, 05/15/23 AMBAC Insured.................................       Aaa+/AAA++       2,035,000
              Rhode Island Convention Center Authority, 1993
                 Series B
    500,000      5.000%, 05/15/07 MBIA Insured..................................       Aaa+/AAA++         556,875
              Rhode Island Public Building Authority State
                 Public Projects, 1989 Series A
  1,000,000      5.250%, 02/01/09 AMBAC Insured
                 (Escrowed to Maturity).........................................       Aaa+/AAA++       1,120,000
              Rhode Island Public Building Authority State
                 Public Projects, 1993 Series A



$   500,000      5.100%, 02/01/05 AMBAC Insured.................................       Aaa+/AAA++    $    511,190
  1,000,000      5.250%, 02/01/10 AMBAC Insured.................................       Aaa+/AAA++       1,022,480
              Rhode Island Public Building Authority State
                 Public Projects, 1996 School Series B
    500,000      5.500%, 12/15/14 MBIA Insured..................................       Aaa+/AAA++         558,125
  1,000,000      5.250%, 12/15/14 MBIA Insured..................................       Aaa+/AAA++       1,098,750
    500,000      5.500%, 12/15/15 MBIA Insured..................................       Aaa+/AAA++         554,375
              Rhode Island Public Building Authority State
                 Public Projects, 1999 Series A
    500,000      5.000%, 12/15/09 AMBAC Insured.................................       Aaa+/AAA++         559,375
              Rhode Island State Economic Development Corp.,
                 Airport Revenue, Series B
  1,000,000      5.000%, 07/01/18 MBIA Insured..................................       Aaa+/AAA++       1,045,000
              Rhode Island State Economic Development Corp.,
                 University of Rhode Island Series,
    750,000      4.800%, 11/01/11 FSA Insured...................................         Aaa+/NR          813,750
    750,000      4.900%, 11/01/12 FSA Insured...................................         Aaa+/NR          813,750
    750,000      4.900%, 11/01/13 FSA Insured...................................         Aaa+/NR          807,188
    750,000      5.000%, 11/01/14 FSA Insured...................................         Aaa+/NR          802,500
                                                                                                     ------------
                 Total Development Revenue Bonds ...............................                       14,130,027
                                                                                                     ------------
              POLLUTION CONTROL REVENUE BONDS (0.8%)
              ------------------------------------------------------------------
              Rhode Island Clean Water Protection, 1993 Series A,
    200,000      5.300%, 10/01/07 MBIA Insured..................................       Aaa+/AAA++         225,750
    300,000      5.400%, 10/01/09 MBIA Insured..................................       Aaa+/AAA++         342,000
              Rhode Island Clean Water Protection, 1993 Series B,
    500,000      4.500%, 10/01/11 MBIA Insured..................................       Aaa+/AAA++         529,375
                                                                                                     ------------
                 Total Pollution Control Revenue Bonds .........................                        1,097,125
                                                                                                     ------------
              OTHER REVENUE BONDS (4.4%)
              ------------------------------------------------------------------
              State of Rhode Island Depositors Economic
                 Protection Corp., 1992 Series B
    135,000      5.500%, 08/01/06 MBIA Insured..................................       Aaa+/AAA++         152,212
    500,000      6.000%, 08/01/17 MBIA Insured..................................       Aaa+/AAA++         520,240
              State of Rhode Island Depositors Economic
                 Protection Corp., 1993 Series B




$   300,000      5.800%, 08/01/09 MBIA Insured..................................       Aaa+/AAA++    $    352,125
  1,045,000      5.250%, 08/01/21 MBIA Insured
                 (Escrowed to Maturity)                                                Aaa+/AAA++       1,184,769
              Rhode Island State Capital Development Loan
  1,500,000      5.400%, 08/01/08 MBIA Insured..................................       Aaa+/AAA++       1,659,375
  1,135,000      5.000%, 08/01/11 MBIA Insured..................................       Aaa+/AAA++       1,217,287
              State of Rhode Island Certificates of Participation,
                 Howard Center Improvements
    400,000      5.250%, 10/01/10 MBIA Insured..................................       Aaa+/AAA++         439,000
    200,000      5.375%, 10/01/16 MBIA Insured..................................       Aaa+/AAA++         220,250
                                                                                                     ------------
                 Total Other Revenue Bonds .....................................                        5,745,258
                                                                                                     ------------
                    Total Revenue Bonds ........................................                       58,652,034
                                                                                                     ------------

                 Total Investments (cost $121,479,803*)............      98.0%                        127,384,990
                 Other assets less liabilities.....................       2.0                           2,545,294
                                                                        -----                        ------------
                 Net Assets........................................     100.0%                       $129,930,284
                                                                        =====                        ============

                 *     See notes 2f and 4.

                 Rating Services:
                 +    Moody's Investors Service
                 ++   Standard & Poor's
                 +++  Fitch
                 NR-  Not rated by two of the ratings services.

                            PORTFOLIO ABBREVIATIONS:
                 AMBAC - American Municipal Bond Assurance Corp.
                 FGIC  - Financial Guaranty Insurance Co.
                 FSA   - Financial Security Assurance
                 MBIA  - Municipal Bond Investors Assurance Corp.

                See accompanying notes to financial statements.


                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (UNAUDITED)

ASSETS
     Investments at value (cost $121,479,803) ............................................   $ 127,384,990
     Interest receivable .................................................................       1,669,963
     Cash ................................................................................       1,330,471
     Receivable for Fund shares sold .....................................................         254,888
                                                                                             -------------
     Total assets ........................................................................     130,640,312
                                                                                             -------------
LIABILITIES
     Payable for Fund shares redeemed ....................................................         438,464
     Dividends payable ...................................................................         172,630
     Distribution fees payable ...........................................................          60,604
     Management fee payable ..............................................................          11,221
     Accrued expenses ....................................................................          27,109
                                                                                             -------------
     Total liabilities ...................................................................         710,028
                                                                                             -------------
NET ASSETS ...............................................................................   $ 129,930,284
                                                                                             =============

     Net Assets consist of:
     Capital Stock - Authorized 80,000,000 shares, par value $.01 per share ..............   $     121,486
     Additional paid-in capital ..........................................................     124,913,261
     Net unrealized appreciation on investments (note 4) .................................       5,905,187
     Accumulated net realized loss on investments ........................................        (896,988)
Distributions in excess of net investment income .........................................        (112,662)
                                                                                             -------------
                                                                                             $ 129,930,284
                                                                                             =============

CLASS A
     Net Assets ..........................................................................   $  95,201,905
                                                                                             =============
     Capital shares outstanding ..........................................................       8,901,435
                                                                                             =============
     Net asset value and redemption price per share ......................................   $       10.70
                                                                                             =============
     Offering price per share (100/96 of $10.70 adjusted to nearest cent) ................   $       11.15
                                                                                             =============

CLASS C
     Net Assets ..........................................................................   $  18,800,638
                                                                                             =============
     Capital shares outstanding ..........................................................       1,758,037
                                                                                             =============
     Net asset value and offering price per share ........................................   $       10.69
                                                                                             =============
     Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
         during the first 12 months after purchase) ......................................   $       10.69*
                                                                                             =============
CLASS I
     Net Assets ..........................................................................   $     393,720
                                                                                             =============
     Capital shares outstanding ..........................................................          36,837
                                                                                             =============
     Net asset value, offering and redemption price per share ............................   $       10.69
                                                                                             =============
CLASS Y
     Net Assets ..........................................................................   $  15,534,021
                                                                                             =============
     Capital shares outstanding ..........................................................       1,452,285
                                                                                             =============
     Net asset value, offering and redemption price per share ............................   $       10.70
                                                                                             =============

                 See accompanying notes to financial statements.


                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2002
                                   (UNAUDITED)

INVESTMENT INCOME:
     Interest income ..........................................                     $ 2,781,557

Expenses:
     Management fee (note 3) ..................................      $   306,992
     Distribution and service fees (note 3) ...................          156,179
     Trustees' fees and expenses (note 8) .....................           39,158
     Legal fees ...............................................           29,436
     Transfer and shareholder servicing agent fees ............           22,533
     Shareholders' reports and proxy statements ...............           14,341
     Audit and accounting fees ................................           10,721
     Fund accounting fees .....................................            7,685
     Registration fees and dues ...............................            6,235
     Custodian fees ...........................................            6,183
     Miscellaneous ............................................           12,691
                                                                     -----------
     Total Expenses ...........................................          612,154

     Management fee waived (note 3) ...........................         (245,593)
     Expenses paid indirectly (note 6) ........................           (9,997)
                                                                     -----------
     Net expenses .............................................                         356,564
                                                                                    -----------
     Net investment income ....................................                       2,424,993

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions                88,962
     Change in unrealized appreciation on investments .........        2,462,743
                                                                     -----------

     Net realized and unrealized gain (loss) on investments ...                       2,551,705
                                                                                    -----------
     Net change in net assets resulting from operations .......                     $ 4,976,698
                                                                                    ===========

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS ENDED
                                                                    DECEMBER 31, 2002              YEAR ENDED
                                                                        (UNAUDITED)              JUNE 30, 2002
                                                                    -----------------            -------------
OPERATIONS:
   Net investment income .........................................     $   2,424,993             $   3,983,638
   Net realized gain (loss) from securities transactions .........            88,962                    77,291
   Change in unrealized appreciation on investments ..............         2,462,743                 1,510,851
                                                                       -------------             -------------
      Change in net assets from operations .......................         4,976,698                 5,571,780
                                                                       -------------             -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 9):
   Class A Shares:
   Net investment income .........................................        (1,891,266)               (3,331,831)

   Class C Shares:
   Net investment income .........................................          (286,906)                 (380,858)

   Class I Shares:
   Net investment income .........................................            (8,173)                   (8,912)

   Class Y Shares:
   Net investment income .........................................          (289,163)                 (324,361)
                                                                       -------------             -------------
      Change in net assets from distributions ....................        (2,475,508)               (4,045,962)
                                                                       -------------             -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold .....................................        17,988,199                39,727,773
   Reinvested dividends and distributions ........................         1,607,710                 2,595,440
   Cost of shares redeemed .......................................        (6,262,870)               (7,869,632)
                                                                       -------------             -------------
   Change in net assets from capital share transactions ..........        13,333,039                34,453,581
                                                                       -------------             -------------
      Change in net assets .......................................        15,834,229                35,979,399

NET ASSETS:
   Beginning of period ...........................................       114,096,055                78,116,656
                                                                       -------------             -------------
   End of period* ................................................     $ 129,930,284             $ 114,096,055
                                                                       =============             =============

   * Includes distributions in excess of net investment income of:     $    (112,662)            $     (62,147)
                                                                       =============             =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

      Narragansett Insured Tax-Free Income Fund (the "Fund"), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges and differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities

which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, which is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and all discounts on all fixed-income securities. The Fund elected to adopt this requirement effective July 1, 2001. This change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. The Fund recorded an adjustment to increase the cost of securities and increase accumulated undistributed net investment income by $25,252 to reflect the cumulative effect of this change up to the date of adoption. For the six months ended December 31, 2002, the new accounting pronouncement did not have a material impact on the financial highlights of the Fund.

3.  FEES AND RELATED PARTY TRANSACTIONS

A)  MANAGEMENT ARRANGEMENTS:

      Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund's net assets.

      Citizens Investment Advisors, a department of Citizens Bank of Rhode Island (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund's average net assets.

      For the six months ended December 31, 2002, the Fund incurred management fees of $306,992 of which $245,593 was voluntarily waived.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

B)  DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc., ("the Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 2002, service fees on Class A Shares amounted to $68,601, of which the Distributor received $1,871.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2002 amounted to $65,609. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for six months ended December 31, 2002, amounted to $21,870. The total of these payments with respect to Class C Shares amounted to $87,479, of which the Distributor received $12,975.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.05%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended December 31, 2002, these payments were made at the average annual rate of 0.20% of such net assets amounting to $396 of which $99 related to the Plan and $297 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Rhode Island, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2002, total commissions on sales of Class A Shares amounted to $273,399, of which the Distributor received $9,001.

C) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended December 31, 2002, the Fund incurred $29,174 of legal fees allocable to Hollyer Brady Smith & Hines LLP, counsel to the Fund for legal fees in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a partner of Hollyer Brady Smith & Hines LLP.


4. PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 2002, purchases of securities and proceeds from the sales of securities aggregated $21,243,657 and $6,809,971, respectively.

      At December 31, 2002, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $121,448,641 amounted to $6,023,455 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $87,106, for a net unrealized appreciation of $5,936,349.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers' ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 65% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. At December 31, 2002, all of the securities in the Fund were insured. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return.

      The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At December 31, 2002, the Fund had all of its net assets invested in Rhode Island municipal issues.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                           Six Months Ended
                                           December 31, 2002                    Year Ended
                                              (UNAUDITED)                      JUNE 30, 2002
                                    ------------------------------      ------------------------------
                                       SHARES           AMOUNT            SHARES           AMOUNT
                                    ------------      ------------      ------------      ------------
CLASS A SHARES:
   Proceeds from shares sold ..          861,862      $  9,155,167         2,015,970      $ 20,944,728
   Reinvested distributions ...          117,544         1,245,904           205,510         2,134,035
   Cost of shares redeemed ....         (325,107)       (3,459,462)         (532,239)       (5,535,714)
                                    ------------      ------------      ------------      ------------
      Net change ..............          654,299         6,941,609         1,689,241        17,543,049
                                    ------------      ------------      ------------      ------------
CLASS C SHARES:
   Proceeds from shares sold ..          337,455         3,581,005           922,383         9,563,352
   Reinvested distributions ...           15,205           161,159            23,115           239,961
   Cost of shares redeemed ....          (84,723)         (895,941)         (135,993)       (1,404,609)
                                    ------------      ------------      ------------      ------------
      Net change ..............          267,937         2,846,223           809,505         8,398,704
                                    ------------      ------------      ------------      ------------
CLASS I SHARES:
   Proceeds from shares sold ..                -                 -            27,795           285,279
   Reinvested distributions ...                -                 -                 -                 -
   Cost of shares redeemed ....                -                 -                 -                 -
                                    ------------      ------------      ------------      ------------
      Net change ..............                -                 -            27,795           285,279
                                    ------------      ------------      ------------      ------------

CLASS Y SHARES:
   Proceeds from shares sold ..          494,459         5,252,027           865,062         8,934,414
   Reinvested distributions ...           18,937           200,647            21,362           221,444
   Cost of shares redeemed ....         (180,596)       (1,907,467)          (89,778)         (929,309)
                                    ------------      ------------      ------------      ------------
      Net change ..............          332,800         3,545,207           796,646         8,226,549
                                    ------------      ------------      ------------      ------------
Total transactions in Fund
   shares .....................        1,255,036      $ 13,333,039         3,323,187      $ 34,453,581
                                    ============      ============      ============      ============


8. TRUSTEES' FEES AND EXPENSES

      During the prior fiscal year ended June 30, 2002, there were seven Trustees, one of which is affiliated with the Manager and is not paid any trustee fees. Each Trustees' fees paid during the year were at the annual rate of $4,400 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses Trustees for expenses such as travel, accomodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the fiscal year ended June 30, 2002, such reimbursements averaged approximately $3,800 per Trustee.


9. DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      At June 30, 2002, the Fund had a capital loss carryover of $985,950 which expires on June 30, 2009. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     Class A
                                                    ----------------------------------------------------------------------
                                                    Six Months
                                                       Ended                          Year Ended June 30,
                                                     12/31/02       ------------------------------------------------------
                                                    (unaudited)      2002        2001        2000        1999        1998
                                                    -----------     ------      ------      ------      ------      ------
Net asset value, beginning of period .........        $10.47        $10.32       $9.91      $10.16      $10.47      $10.18
                                                      ------        ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment income + ...................         0.22          0.45        0.47        0.49        0.49        0.50
   Net gain (loss) on securities
       (both realized and unrealized) ........         0.23          0.16        0.44       (0.24)      (0.30)       0.30
                                                      ------        ------      ------      ------      ------      ------
   Total from investment operations ..........         0.45          0.61        0.91        0.25        0.19        0.80
                                                      ------        ------      ------      ------      ------      ------
Less distributions (note 9):
   Dividends from net investment income ......        (0.22)        (0.46)      (0.50)      (0.50)      (0.50)      (0.51)
                                                      ------        ------      ------      ------      ------      ------
Net asset value, end of period ...............        $10.70        $10.47      $10.32       $9.91      $10.16      $10.47
                                                      ======        ======      ======      ======      ======      ======
Total return (not reflecting sales charge) ...        4.35%++        6.07%       9.19%       2.58%       1.74%       8.02%

Ratios/supplemental data
   Net assets, end of period (in thousands) ..       $95,202        $86,378     $67,669*    $59,899     $66,611     $52,006
   Ratio of expenses to average net assets            0.49%*         0.49%       0.41%       0.41%       0.39%       0.28%
   Ratio of net investment income to
       average net assets ....................        4.03%*         4.34%       4.65%       4.89%       4.61%       4.83%
   Portfolio turnover rate ...................        5.79%++        6.02%       3.08%       8.66%       1.36%       0.02%

The expense and net investment  income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ...        0.88%*         0.88%       0.95%       0.95%       0.91%       1.12%
   Ratio of net investment income to
       average net assets ....................        3.65%*         3.95%       4.11%       4.36%       4.09%       3.99%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...        0.49%*         0.48%       0.41%       0.40%      0.46%*      0.48%*

                                                                              Class I
                                                    ------------------------------------------------------------
                                                     Six Months              Year Ended
                                                       Ended                   June 30,                Period
                                                     12/31/02       ------------------------------      Ended
                                                    (unaudited)      2002        2001        2000     6/30/99(1)
                                                    -----------     ------      ------      ------    ----------
Net asset value, beginning of period .........        $10.47        $10.32       $9.90      $10.15      $10.54
                                                      ------        ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment income + ...................         0.22          0.44        0.47        0.48        0.31
   Net gain (loss) on securities
       (both realized and unrealized) ........         0.22          0.17        0.43       (0.23)      (0.38)
                                                      ------        ------      ------      ------      ------
   Total from investment operations ..........         0.44          0.61        0.90        0.25       (0.07)
                                                      ------        ------      ------      ------      ------
Less distributions (note 9):
   Dividends from net investment income ......        (0.22)        (0.46)      (0.48)      (0.50)      (0.32)
                                                      ------        ------      -------     ------      ------
Net asset value, end of period ...............        $10.69        $10.47      $10.32       $9.90      $10.15
                                                      ======        ======      ======      ======      ======
Total return (not reflecting sales charge) ...        4.24%++        6.05%       9.29%       2.56%     (0.75)%++

Ratios/supplemental data
   Net assets, end of period (in thousands) ..         $394          $386         $93         $75         $77
   Ratio of expenses to average net assets ...        0.51%*         0.50%       0.41%       0.43%      0.49%*
   Ratio of net investment income to
       average net assets ....................        4.02%*         4.32%       4.65%       4.87%      4.54%*
   Portfolio turnover rate ...................        5.79%++        6.02%       3.08%       8.66%      1.36%++

The expense and net  investment  income ratios  without the effect of the  voluntary  waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ...        0.89%*         0.89%       0.96%       0.97%      0.87%*
   Ratio of net investment income to
       average net assets ....................        3.64%*         3.93%       4.10%       4.34%      4.16%*

The expense  ratios after giving effect to the waiver,  reimbursement  and expense  offset for  uninvested  cash balances were:

   Ratio of expenses to average net assets ...         0.46%         0.40%       0.38%       0.35%       0.27%

-----------------
(1) For the period November 4, 1998 (commencement of operations) through June 30, 1999.
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Not annualized.
*     Annualized.

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     Class C
                                                    ----------------------------------------------------------------------
                                                    Six Months
                                                       Ended                          Year Ended June 30,
                                                     12/31/02       ------------------------------------------------------
                                                    (unaudited)      2002        2001        2000        1999        1998
                                                    -----------     ------      ------      ------      ------      ------
Net asset value, beginning of period .........        $10.47        $10.32       $9.91      $10.16      $10.47      $10.18
                                                      ------        ------      ------      ------      ------      ------
Income from investment operations:
   Net investment income+ ....................         0.17          0.36        0.38        0.40        0.38        0.40
   Net gain (loss) on securities (both
     realized and unrealized) ................         0.23          0.16        0.43       (0.24)      (0.29)       0.30
                                                      ------        ------      ------      ------      ------      ------
       Total from investment operations ......         0.40          0.52        0.81        0.16        0.09        0.70
                                                      ------        ------      ------      ------      ------      ------
Less distributions (note 9):
   Dividends from net investment income ......        (0.18)        (0.37)      (0.40)      (0.41)      (0.40)      (0.41)
                                                      ------        ------      ------      ------      ------      ------
Net asset value, end of period ...............        $10.69        $10.47      $10.32       $9.91      $10.16      $10.47
                                                      ======        ======      ======      ======      ======      ======

Total return (not reflecting sales charge) ...        3.81%++        5.16%       8.27%       1.71%       0.76%       6.94%
Ratios/supplemental data
   Net assets, end of period (in thousands) ..        $18,801       $15,606     $7,023      $4,681      $4,213      $2,778
   Ratio of expenses to average net assets ...        1.34%*         1.34%       1.26%       1.26%       1.35%       1.29%
   Ratio of net investment income to
       average net assets ....................        3.18%*         3.46%       3.78%       4.04%       3.65%       3.77%
   Portfolio turnover rate ...................        5.79%++        6.02%       3.08%+      8.66%       1.36%       0.02%

The expense and net investment  income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ...        1.73%*         1.72%       1.80%       1.80%       1.75%       1.93%
   Ratio of net investment income to
       average net assets ....................        2.79%*         3.07%       3.24%       3.50%       3.25%       3.11%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...        1.33%*         1.31%       1.25%       1.23%       1.32%       1.28%

                                                                                     Class Y
                                                    ----------------------------------------------------------------------
                                                    Six Months
                                                       Ended                          Year Ended June 30,
                                                     12/31/02       ------------------------------------------------------
                                                    (unaudited)      2002        2001        2000        1999        1998
                                                    -----------     ------      ------      ------      ------      ------
Net asset value, beginning of period .........        $10.47        $10.32       $9.91      $10.16      $10.47      $10.19
                                                      ------        ------      ------      ------      ------      ------
Income from investment operations:
   Net investment income+ ....................         0.23          0.46        0.48        0.50        0.49        0.59
   Net gain (loss) on securities (both
       realized and unrealized) ..............         0.23          0.17        0.44       (0.24)      (0.30)       0.29
                                                      ------        ------      ------      ------      ------      ------
   Total from investment operations ..........         0.46          0.63        0.92        0.26        0.19        0.88
                                                      ------        ------      ------      ------      ------      ------
Less distributions (note 9):
  Dividends from net investment income .......        (0.23)        (0.48)      (0.51)      (0.51)      (0.50)      (0.60)
                                                      ------        ------      ------      ------      ------      ------
Net asset value, end of period ...............        $10.70        $10.47      $10.32       $9.91      $10.16      $10.47
                                                      ======        ======      ======      ======      ======      ======
Total return (not reflecting sales charge) ...        4.42%++        6.22%       9.35%       2.73%       1.79%       8.80%
Ratios/supplemental data
   Net assets, end of period (in thousands) ..        $15,534       $11,726     $3,332      $2,277      $4,250       $17
   Ratio of expenses to average net assets ...        0.34%*         0.34%       0.26%       0.26%       0.33%       0.28%
   Ratio of net investment income to
       average net assets ....................        4.20%*         4.47%       4.79%       5.07%       4.65%       4.66%
   Portfolio turnover rate ...................        5.79%++        6.02%      3.08%+       8.66%       1.36%       0.02%

The expense and net investment  income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ...        0.73%*         0.73%       0.80%       0.79%       0.70%       0.83%
   Ratio of net investment income to
       average net assets ....................        3.82%*         4.08%       4.24%       4.54%       4.29%       4.11%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...        0.33%*         0.31%       0.26%       0.23%       0.30%       0.27%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Not annualized.
*     Annualized.

                 See accompanying notes to financial statements.


                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Narragansett Insured Tax-Free Income Fund (the "Fund") was held on October 10, 2002. The holders of shares representing 77% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below). The meeting was adjourned to November 8, 2002 with respect to Proposal 3.

1.   To elect Trustees.
                                        Number of Votes:
         TRUSTEE                        FOR                       WITHHELD
         -------                        ---                       --------
         Lacy B. Herrmann               8,405,885                 53,934
         Vernon R. Alden                8,407,485                 52,334
         Paul Y. Clinton                8,405,096                 54,723
         David A. Duffy                 8,405,096                 54,723
         Willliam J. Nightingale        8,407,485                 52,334
         John J. Partridge              8,405,096                 54,723
         Cornelius T. Ryan              8,405,096                 54,723
         J. William Weeks               8,407,485                 52,334

2.    To ratify the selection of KPMG LLP as the Fund's independent auditors.

                                        Number of Votes:
         FOR                            AGAINST                   ABSTAIN
         ---                            -------                   -------

         8,399,752                      18,218                    41,849

                    RESULTS OF ADJOURNED SESSION (UNAUDITED)

The adjourned Annual Meeting of Shareholders of Narragansett Insured Tax-Free Income Fund (the "Fund") was held on November 8, 2002. The holders of shares representing 67.27% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    Approval  of  a  new  revised  and   amended   Investment   Advisory   and
      Administration Agreement for the Fund.

                                        Number of Votes:
         FOR                            AGAINST                   ABSTAIN
         ---                            -------                   -------

         4,528,290                      114,627                   206,556

